Note 16 - Tangible assets	6 Months Ended
Jun. 30, 2020
Tangible assets Abstract
Tangible Assets Explanatory

16. Tangible assets

The breakdown and movement of the balance and changes of this heading in the accompanying consolidated balance sheets, according to the nature of the related items, is as follows:

Tangible assets. Breakdown by type (Millions of Euros)
	June 2020	December 2019
Property plant and equipment	8,796	9,816
For own use	8,578	9,554
Land and buildings	5,584	6,001
Work in progress	63	56
Furniture, fixtures and vehicles	5,954	6,351
Right to use assets	3,382	3,516
Accumulated depreciation	(5,957)	(5,969)
Impairment	(447)	(402)
Leased out under an operating lease	217	263
Assets leased out under an operating lease	280	337
Accumulated depreciation	(62)	(74)
Investment property	261	252
Building rental	228	211
Other	3	4
Right to use assets	83	101
Accumulated depreciation	(16)	(24)
Impairment	(38)	(39)
Total	9,057	10,068